Hartford AAA CLO ETF Investment Strategy - Hartford AAA CLO ETF	Jul. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGY.
Strategy Narrative [Text Block]	The Fund seeks to achieve its investment objective by investing primarily in collateralized loan obligations (“CLOs”) that, at the time of purchase, are rated AAA by one or more nationally recognized statistical rating organizations, or if unrated, determined to be of comparable credit quality by the sub-adviser, Wellington Management Company LLP (“Wellington Management”). The Fund will primarily invest in US dollar denominated floating-rate CLOs. Under normal circumstances, the Fund will invest at least 80% of its net assets in AAA rated CLOs. The Fund may also invest up to 20% of its net assets in AA-rated or A-rated CLOs that have a minimum rating of A- at time of purchase. The CLOs in which the Fund invests may be organized in the US or outside the US. The Fund may also invest in US Treasury bills, notes, and bonds, including the debt of agencies and instrumentalities of the US Government. The Fund may invest in restricted securities, including those issued pursuant to Rule 144A and Regulation S, and other restricted securities that Wellington Management has determined to be liquid.